Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 96,895	$ 165,955
Other financial assets	54,728	0
Marketable securities	13,761	0
Other current assets	1,015	2,586
Total current assets	166,399	168,541
Non-current assets
Marketable securities	72,697	85,724
Property, plant and equipment	1,176	97
Total non-current assets	73,873	85,821
Total assets	240,272	254,362
Current liabilities
Trade payables	2,912	1,868
Lease liability	267	0
Other current liabilities	3,378	2,678
Total current liabilities	6,557	4,546
Non-current liabilities
Lease liability	732	0
Total non-current liabilities	732	0
Total liabilities	7,289	4,546
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,448	291,448
Other reserves	2,809	2,595
Foreign currency translation reserve	(11,416)	(13,035)
Accumulated deficit	(51,159)	(32,493)
Total equity	232,983	249,816
Total liabilities and equity	$ 240,272	$ 254,362